SUPPLEMENT DATED JUNE 14, 2004 TO THE
                                           TRAVELERS PREMIER ADVISERS II ANNUITY
                                                    PROSPECTUS DATED MAY 3, 2004


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Premier Advisers II Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

Effective June 14, 2004, the Guaranteed Minimum Accumulation Benefit ("GMAB") rider is not being offered. Accordingly, all references to this benefit are deleted from the prospectus.

June 2004                                                                L-23186

                                           SUPPLEMENT DATED JUNE 14, 2004 TO THE
                                                    PROSPECTUS DATED MAY 3, 2004

                           TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III ANNUITY

                             TRAVELERS LIFE & ANNUITY PREMIER ADVISERS L ANNUITY


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Annuity contract prospectus. Please retain this supplement and keep it with the prospectus for future reference.

Effective June 14, 2004, the Guaranteed Minimum Accumulation Benefit ("GMAB") rider is not being offered. The GMAB rider is being offered as of July 15, 2004 in those jurisdictions where we have received regulatory approval. Certain terms and conditions may differ between jurisdictions once approved.

June 2004                                                                L-23187